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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ________

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Covalent Partners LLC

Address:  930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-14764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William C. Stone, Jr.

Title:  Principal, Chief Financial Officer & Chief Compliance Officer

Phone:  617-658-5508

Signature, Place, and Date of Signing:

/s/ William C. Stone, Jr.         Waltham, MA             November 14, 2012
--------------------------  -----------------------  ---------------------------
        [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:   $257,903
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number      Name
---     ---------------------     ------
NONE    N/A                       N/A

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC           COM              031652100      185    42000 SH       SOLE                    42000        0        0
ARVINMERITOR INC               FRNT 4.625% 3/0  043353AF8   13,970 15620000 PRN      SOLE                 15620000        0        0
BANK OF AMERICA CORP           COM              060505104    4,415   500000 SH       SOLE                   500000        0        0
BARCLAYS PLC                   ADR              06738E204      425  1419300 SH  CALL SOLE                  1419300        0        0
BELO CORP                      COM SER A        080555105   16,968  2167106 SH       SOLE                  2167106        0        0
BOYD GAMING CORP               COM              103304101    3,403   482073 SH       SOLE                   482073        0        0
CAESARSTONE SDOT-YAM LTD       ORD SHS          M20598104    2,467   174971 SH       SOLE                   174971        0        0
CINCINNATI BELL INC NEW        COM              171871106      855   150020 SH       SOLE                   150020        0        0
CITIGROUP INC                  COM              172967424    9,492   290100 SH       SOLE                   290100        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416   11,060   114040 SH       SOLE                   114040        0        0
COLUMBUS MCKINNON CORP         COM              199333105    4,605   304781 SH       SOLE                   304781        0        0
CUMULUS MEDIA INC              CL A             231082108   11,797  4305310 SH       SOLE                  4305310        0        0
CURRENCYSHARES EURO TR         EURO SHS         23130C108       71   100000 SH  CALL SOLE                   100000        0        0
DANA HLDG CORP                 COM              235825205   14,341  1165923 SH       SOLE                  1165923        0        0
DELL INC                       COM              24702R101   11,974  1215000 SH       SOLE                  1215000        0        0
D.R. HORTON INC                NOTE 2.000% 5/1  23331ABB4   29,475 18000000 PRN      SOLE                 18000000        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206      977   315099 SH       SOLE                   315099        0        0
EXIDE TECHNOLOGIES             FRNT 9/1         302051AL1    8,906  9680000 PRN      SOLE                  9680000        0        0
FAIRPOINT COMMUNICATIONS INC   COM NEW          305560302    2,150   284354 SH       SOLE                   284354        0        0
GENERAL ELECTRIC CO            COM              369604103    6,654   293000 SH       SOLE                   293000        0        0
GENERAL MTRS CO                COM              37045V100    4,757   209100 SH       SOLE                   209100        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    1,073    82000 SH       SOLE                    82000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102       45   100000 SH  CALL SOLE                   100000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.25% 5/0   459902AQ5   10,444 10000000 PRN      SOLE                 10000000        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   12,641   445580 SH       SOLE                   445580        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104      699   100600 SH       SOLE                   100600        0        0
LIGAND PHARMACEUTICALS         COM NEW          53220K504    2,281   132981 SH       SOLE                   132981        0        0
MGM RESORTS INTERNATIONAL      COM              552953101    1,451   135000 SH       SOLE                   135000        0        0
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1   55303QAE0   15,071 14500000 PRN      SOLE                 14500000        0        0
NCI BUILDING SYSTEMS INC       COM              628852204   13,050  1301110 SH       SOLE                  1301110        0        0
PINNACLE ENTMT INC             COM              723456109   22,751  1858708 SH       SOLE                  1858708        0        0
RYLAND GROUP INC               COM              783764953        1    15700 SH  PUT  SOLE                    15700        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109    8,938   797346 SH       SOLE                   797346        0        0
STONERIDGE INC                 COM              86183P102    9,090  1828959 SH       SOLE                  1828959        0        0
UNITED STATES NATL GAS FUND    UNIT PAR $0.001  912318201        6   562300 SH  PUT  SOLE                   562300        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    1,429   408154 SH       SOLE                   408154        0        0

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